Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2011	$ 322,206	$ 448	$ 287,055	$ 34,711	$ (8)
Balance (in shares) at Dec. 31, 2011		44,803,735
Stock-based compensation expenses	547		547
Consolidated net income (loss)	66,921			66,921
Cash dividends declared ($0.60 per share in 2012, $0.08 per share in 2013 and 2014)	(26,882)			(26,882)
Balance at Dec. 31, 2012	362,792	448	287,602	74,750	(8)
Balance (in shares) at Dec. 31, 2012		44,803,735
Shares issued on exercise of options	2,598	5	2,593
Shares issued on exercise of options (in shares)	469,000	469,000
Stock-based compensation expenses	1,536		1,536
Consolidated net income (loss)	297			297
Cash dividends declared ($0.60 per share in 2012, $0.08 per share in 2013 and 2014)	(3,622)			(3,622)
Cash dividend paid	(211)			(211)
Balance at Dec. 31, 2013	363,390	453	291,731	71,214	(8)
Balance (in shares) at Dec. 31, 2013		45,272,735
Shares issued on exercise of options	89		89
Shares issued on exercise of options (in shares)	15,000	15,000
Cancellation of shares	(17,880)	(27)	(17,853)
Cancellation of shares (in shares)	(2,669,413)	(2,669,413)
Stock-based compensation expenses	309		309
Consolidated net income (loss)	(25,588)			(25,588)
Cash dividends declared ($0.60 per share in 2012, $0.08 per share in 2013 and 2014)	(3,409)			(3,409)
Cash dividend reversal	41			41
Balance at Dec. 31, 2014	$ 316,952	$ 426	$ 274,276	$ 42,258	$ (8)
Balance (in shares) at Dec. 31, 2014		42,618,322